Fund Summary
Franklin Global Allocation Fund-10 | Franklin Global Allocation Fund
Investment Goal
Total return.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 42 in the Fund's Prospectus and under “Buying and Selling Shares” on page 80 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Global Allocation Fund} - Franklin Global Allocation Fund-10 - Franklin Global Allocation Fund	Class A		Class C		Class R	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	[1]	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge. However, the contingent deferred sales charges for Class A or Class C shares will not be charged to shareholders in light of the liquidation.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Global Allocation Fund} - Franklin Global Allocation Fund-10 - Franklin Global Allocation Fund		Class A	Class C	Class R	Advisor Class
Management fees		0.95%	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	[1]	0.25%	1.00%	0.50%	none
Other expenses	[1]	0.91%	0.91%	0.91%	0.91%
Total annual Fund operating expenses		2.11%	2.86%	2.36%	1.86%
Fee waiver and/or expense reimbursement	[2]	(2.11%)	(2.86%)	(2.36%)	(1.86%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[2]	none	none	none	none
[1]	Class A distribution and service (12b-1) fees have been restated to reflect the maximum annual rate approved by the board of trustees for the current fiscal year. In addition, other expenses have been restated to reflect the elimination of the fees and expenses of the Cayman Islands-based company that was wholly owned by the Fund due to its liquidation. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[2]	In light of the ongoing liquidation of the Fund, the investment manager has contractually agreed to waive or assume all of the Fund’s fees and expenses so that total annual fund operating expenses (including management fees, transfer agent fees, any distribution-related expenses and acquired fund fees and expenses) do not exceed 0.00% until the earlier of September 30, 2016 or the liquidation of the Fund. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management as described above for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Global Allocation Fund} - Franklin Global Allocation Fund-10 - Franklin Global Allocation Fund - USD ($)	Class A	Class C	Class R	Advisor Class
1 year	$ 575	$ 100	none	none
3 years	1,005	614	509	403
5 years	1,460	1,254	1,045	832
10 years	$ 2,718	$ 2,977	$ 2,513	$ 2,027

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Global Allocation Fund}	Franklin Global Allocation Fund-10 Franklin Global Allocation Fund Class C USD ($)
1 Year	none
3 Years	614
5 Years	1,254
10 Years	$ 2,977

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49.80% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment goal by (1) investing in a diversified core portfolio of equity and fixed income investments, and (2) tactically adjusting the Fund's exposure to certain asset classes, regions, currencies and sectors independent of the investment processes of the investment strategies that comprise the core portfolio.

Under normal market conditions, the Fund’s baseline allocation between broad asset classes is:

50% Global Equity (U.S./International/Emerging)

35% Global Fixed Income (U.S./International/Emerging)

5% Commodity-linked Instruments

10% Cash and Derivative Instruments

The Fund is structured as a multi-manager fund, with the investment manager responsible for monitoring the Fund's overall investment performance, managing the Fund's allocation to commodities, managing the Fund's tactical asset allocation, and re-balancing the Fund’s portfolio to maintain the baseline allocation to various asset classes and investment strategies. The baseline allocation also may change from time to time, at the discretion of the investment manager.

The investment manager sub-contracts with various other investment managers within Franklin Templeton Investments (the "Sub-Advisors") who independently manage separate portions of the Fund's core equity and fixed income portfolio. The allocations to each strategy may change from time to time, at the discretion of the investment manager, and are subject to periodic rebalancing due to changing market values of securities held in the portfolio or at the discretion of the investment manager.

Franklin U.S. Growth Equity
The goal of this strategy is to seek capital appreciation by investing predominantly in equity securities of U.S. companies in any industry and of any market capitalization.

Templeton Global Bond
The goal of this strategy is to seek current income with capital appreciation and growth of income by investing predominantly in debt securities of governments and government agencies located around the world.

Mutual Series Equity
The goal of this strategy is to seek capital appreciation by focusing on undervalued mid- and large-cap equity securities, which may include foreign securities and, to a lesser extent, distressed securities and merger arbitrage securities.

Franklin Non-U.S. Growth Equity
The goal of this strategy is to seek capital appreciation by investing predominantly in the equity securities of mid- and large-capitalization companies outside the U.S. with long-term growth potential.

Franklin Templeton Global Low Duration Bond
The goal of this strategy is to seek to maximize long-term total return while controlling overall risk by investing primarily in investment-grade debt securities, targeting an estimated average duration of three (3) years or less, across different debt sectors around the world, including government and corporate debt securities, and mortgage and asset-backed securities.

Templeton Emerging Markets Equity
The goal of this strategy is to seek long-term capital appreciation by investing predominantly in equity securities of companies located in emerging market countries, applying a "bottom-up," value-oriented, long term approach.

Templeton Equity
The goal of this strategy is to seek long-term capital growth by investing primarily in equity securities of companies located outside the U.S., including emerging markets, applying a "bottom-up," value-oriented, long term approach.

In addition to the core portfolio, the investment manager uses various derivative instruments to make tactical investment decisions based on quantitative research and a systematic investment strategy driven by bottom-up fundamentals analysis, top-down macroeconomic analysis and short-term sentiment indicators. The Fund's tactical asset allocation is intended to adjust the Fund’s equity, fixed income, commodity, country/regional, and currency exposures. The investment manager does not attempt to time the direction of the entire market, but keeps the flexibility to shift the Fund's net exposure (the value of securities held long less the value of securities held short) depending on which market opportunities look more attractive. The Fund may, from time to time, have a net short position in certain asset classes, regions, currencies and sectors.

For purposes of pursuing its investment goal, the Fund regularly enters into various transactions involving derivative instruments. For the Fund's tactical asset allocation, the investment manager primarily uses stock index futures, government bond futures, equity total return swaps and currency forwards and futures contracts. Stock index futures allow the Fund to obtain net long or net short exposures to a selected reference index and the underlying securities without actually having to purchase or sell such underlying securities. Bond/interest rate futures may allow the Fund to obtain net long or net short exposures to selected interest rates, durations or credit risks. Currency forwards and futures contracts may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may maintain significant positions in currency-related derivative instruments which could expose a large amount of the Fund's assets to obligations under the instruments. Derivative instruments may be used for tactical asset allocation to adjust or obtain net long or net negative (short) exposure to various asset classes, regions, currencies, sectors or securities, for hedging purposes, or to otherwise enhance Fund returns. The use of derivative instruments may allow the investment manager to make tactical allocations with fewer transaction costs than it might otherwise incur by changing allocations to the separate portions of the core portfolio.

The investment manager and some of the Sub-Advisors also may enter into various transactions involving derivative instruments with respect to the Fund's core equity and fixed income portfolio, and its allocation to commodities, to obtain exposure to various asset classes, regions, currencies, sectors or securities, for hedging purposes, or to otherwise enhance Fund returns. Because the investment decisions related to the Fund's tactical asset allocation are based on factors separate and independent from the investment decisions related to the core portfolio strategies, it is possible that the Fund's tactical asset allocation will be contrary to individual investments held in the core portfolio portion.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Region Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Emerging Market Countries

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s asset allocation mix and selecting Sub-Advisors. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and Sub-Advisors will not be successful in view of actual market trends.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security or index, and derivative instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Derivatives also present the risk that the other party to the transaction will fail to perform.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary indices in the table below show how the Fund's performance compares to groups of securities that align with portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q1'12	7.90%
Worst Quarter:	Q2'12	-4.82%
As of June 30, 2015, the Fund's year-to-date return was 6.60%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2014
Average Annual Total Returns{- Franklin Global Allocation Fund} - Franklin Global Allocation Fund-10 - Franklin Global Allocation Fund	Past 1 year	Since Inception	Inception Date
Class A			Sep. 01, 2011
Class A | Return Before Taxes	(6.78%)	2.70%
Class A | After Taxes on Distributions	(8.78%)	1.56%	Sep. 01, 2011
Class A | After Taxes on Distributions and Sales	(2.99%)	1.80%	Sep. 01, 2011
Class C			Sep. 01, 2011
Class C | Return Before Taxes	(2.72%)	3.76%
Class R			Sep. 01, 2011
Class R | Return Before Taxes	(1.29%)	4.22%
Advisor Class			Sep. 01, 2011
Advisor Class | Return Before Taxes	(0.86%)	4.73%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	4.71%	12.37%
Citigroup World Government Bond Index (WGBI) (index reflects no deduction for fees, expenses or taxes)	(0.48%)	(1.37%)
Payden & Rygel 90 Day U.S. Treasury Bill Index (index reflects no deduction for fees, expenses or taxes)	0.04%	0.05%
Bloomberg Commodity Index (index reflects no deduction for fees, expenses or taxes)	(17.01%)	(12.47%)

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.